LEASES (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
LEASES
Right-of-use assets	$ 185,095
Right of use asset-accumulated amortization	(137,478)
Right-of-use assets, Net	47,617
Operating lease liabilities, current	47,617
Total operating lease liabilities	$ 47,617